Contractual obligations (Tables)	6 Months Ended
Jun. 30, 2022
The following tables disclose aggregate information about the Group’s material long-term contractual obligations and the periods in which payments are due. Future events could cause actual payments and timing of payments to differ from the contractual cash flows set forth below.

The following tables disclose aggregate information about the Group’s material long-term contractual obligations and the periods in which payments are due. Future events could cause actual payments and timing of payments to differ from the contractual cash flows set forth below.

At December 31, 2021 € in thousand	<1 year	1-2 years	2-3 years	3-5 years	5- 10 years	10-15 years	>15 years	Total
Borrowings	7,121	27,061	21,499	20,534	1,765	—	—	77,980
Lease liabilities	4,060	26,142	2,870	5,761	12,798	9,928	1,905	63,464
Refund liabilities	101,070	82,654	49,701	55,000	12,720	—	—	301,145
Trade payables and accruals	68,119	—	—	—	—	—	—	68,119
Tax and employee-related liabilities[5]	10,101	—	—	—	—	—	—	10,101
Other liabilities	27	25	—	—	—	—	—	52
	190,499	135,882	74,070	81,295	27,282	9,928	1,905	520,861

At June 30, 2022 € in thousand	<1 year	1-2 years	2-3 years	3-5 years	5- 10 years	10-15 years	>15 years	Total
Borrowings	9,723	17,764	31,426	50,726	1,902	—	—	111,540
Lease liabilities	3,873	25,605	2,839	5,672	12,129	9,918	1,029	61,065
Refund liabilities	142,585	59,784	7,000	—	—	—	—	209,369
Trade payables and accruals	83,704	—	—	—	—	—	—	83,704
Tax and employee-related liabilities³	9,555	—	—	—	—	—	—	9,555
Other liabilities	24	25	—	—	—	—	—	49
	249,464	103,179	41,265	56,398	14,031	9,918	1,029	475,283

[5]	Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.